Schedule of Investments(a)
March 31, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–78.03%
Aerospace & Defense–0.44%
TransDigm, Inc., 6.38%, 03/01/2029(b)	$3,000,000	$3,034,335
Alternative Carriers–0.26%
AST SpaceMobile, Inc., Conv., 4.25%, 03/01/2032(b)	1,500,000	1,763,625
Apparel Retail–0.39%
Burlington Stores, Inc., Conv., 1.25%, 12/15/2027	2,005,000	2,652,615
Application Software–6.65%
Box, Inc., Conv., 1.50%, 09/15/2029(b)	1,500,000	1,449,000
Core Scientific, Inc., Conv., 3.00%, 09/01/2029(b)	1,700,000	1,787,125
Datadog, Inc., Conv., 0.00%, 12/01/2029(b)(c)	5,200,000	4,542,200
Dropbox, Inc., Conv., 0.00%, 03/01/2028(c)	3,600,000	3,560,400
Guidewire Software, Inc., Conv., 1.25%, 11/01/2029(b)	4,000,000	4,176,000
HubSpot, Inc., Conv., 0.38%, 06/01/2025	750,000	1,511,250
MARA Holdings, Inc., Conv., 0.00%, 12/01/2027(b)(c)(d)	5,800,000	4,125,250
MicroStrategy, Inc., Conv., 0.63%, 09/15/2027(b)(d)	6,700,000	11,708,250
Nutanix, Inc., Conv., 0.50%, 12/15/2029(b)	4,675,000	4,950,960
Tyler Technologies, Inc., Conv., 0.25%, 03/15/2026	3,000,000	3,670,338
Vertex, Inc., Conv., 0.75%, 05/01/2029(b)	1,750,000	2,087,969
Workiva, Inc., Conv., 1.25%, 08/15/2028	2,000,000	1,865,500
		45,434,242
Automobile Manufacturers–2.40%
Ford Motor Credit Co. LLC, 7.35%, 11/04/2027	4,000,000	4,146,037
Rivian Automotive, Inc., Conv., 4.63%, 03/15/2029	12,500,000	12,226,562
		16,372,599
Automotive Parts & Equipment–0.14%
LCI Industries, Conv., 3.00%, 03/01/2030(b)	1,000,000	984,375
Biotechnology–5.61%
Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027	4,270,000	4,927,580
BridgeBio Pharma, Inc., Conv., 1.75%, 03/01/2031(b)	3,632,000	3,751,856
Exact Sciences Corp., Conv., 2.00%, 03/01/2030(b)	7,000,000	6,580,000
Halozyme Therapeutics, Inc., Conv., 1.00%, 08/15/2028	5,500,000	7,047,306
Principal Amount		Value
Biotechnology–(continued)
Insmed, Inc., Conv., 0.75%, 06/01/2028	$1,650,000	$3,915,450
Ionis Pharmaceuticals, Inc., Conv., 1.75%, 06/15/2028	1,500,000	1,458,436
Jazz Investments I Ltd., Conv., 3.13%, 09/15/2030(b)	7,075,000	7,878,013
Sarepta Therapeutics, Inc., Conv., 1.25%, 09/15/2027	3,000,000	2,793,000
		38,351,641
Broadline Retail–1.34%
Alibaba Group Holding Ltd. (China), Conv., 0.50%, 06/01/2029(b)(d)	4,000,000	5,717,000
JD.com, Inc. (China), Conv., 0.25%, 06/01/2027(b)(d)	3,000,000	3,470,354
		9,187,354
Cable & Satellite–0.76%
Liberty Broadband Corp., Conv., 3.13%, 12/15/2028(b)(d)	4,450,000	5,181,511
Coal & Consumable Fuels–0.15%
Centrus Energy Corp., Conv., 2.25%, 11/01/2030(b)	1,100,000	1,034,721
Communications Equipment–1.10%
Lumentum Holdings, Inc., Conv., 1.50%, 12/15/2029	6,400,000	7,536,000
Construction & Engineering–1.06%
Fluor Corp., Conv., 1.13%, 08/15/2029	3,750,000	3,989,062
Granite Construction, Inc., Conv., 3.25%, 06/15/2030(b)	2,750,000	3,287,763
		7,276,825
Consumer Finance–1.21%
SoFi Technologies, Inc., Conv., 1.25%, 03/15/2029(b)	2,500,000	3,588,750
Upstart Holdings, Inc.,
Conv., 2.00%, 10/01/2029(b)	1,550,000	2,025,656
1.00%, 11/15/2030(b)	3,000,000	2,640,000
		8,254,406
Diversified Financial Services–0.73%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.50%, 07/15/2025	5,000,000	5,014,815
Diversified Metals & Mining–0.61%
MP Materials Corp., Conv., 3.00%, 03/01/2030(b)	3,000,000	4,147,605
Diversified REITs–0.55%
Digital Realty Trust L.P., Conv., 1.88%, 11/15/2029(b)	3,750,000	3,723,000
Electric Utilities–7.95%
Alliant Energy Corp., Conv., 3.88%, 03/15/2026	2,300,000	2,464,450
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

	Principal Amount	Value
Electric Utilities–(continued)
Duke Energy Corp., Conv., 4.13%, 04/15/2026	$7,650,000	$8,300,632
Evergy, Inc., Conv., 4.50%, 12/15/2027	5,000,000	5,888,537
NextEra Energy Capital Holdings, Inc., Conv., 3.00%, 03/01/2027	8,700,000	10,061,550
NRG Energy, Inc., Conv., 2.75%, 09/01/2025(d)	1,000,000	2,330,371
PG&E Corp., Conv., 4.25%, 12/01/2027	4,000,000	4,236,000
PPL Capital Funding, Inc., Conv., 2.88%, 03/15/2028	2,650,000	2,971,975
Southern Co. (The), Conv., 4.50%, 06/15/2027(b)	11,100,000	12,232,755
TXNM Energy, Inc., Conv., 5.75%, 06/01/2054(b)	1,500,000	1,878,982
Vistra Operations Co. LLC, 5.63%, 02/15/2027(b)	4,000,000	3,988,260
		54,353,512
Electrical Components & Equipment–0.12%
Sunrun, Inc., Conv., 4.00%, 03/01/2030	1,100,000	788,150
Electronic Components–0.39%
Vishay Intertechnology, Inc., Conv., 2.25%, 09/15/2030	3,000,000	2,662,500
Electronic Equipment & Instruments–1.12%
Advanced Energy Industries, Inc., Conv., 2.50%, 09/15/2028	2,000,000	2,054,395
Itron, Inc., Conv., 1.38%, 07/15/2030(b)	3,600,000	3,768,750
OSI Systems, Inc., Conv., 2.25%, 08/01/2029(b)	1,500,000	1,829,485
		7,652,630
Environmental & Facilities Services–0.42%
Tetra Tech, Inc., Conv., 2.25%, 08/15/2028	2,750,000	2,843,638
Financial Exchanges & Data–2.12%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030	15,550,000	14,453,725
Food Distributors–0.20%
Chefs’ Warehouse, Inc. (The), Conv., 2.38%, 12/15/2028	1,000,000	1,391,983
Gas Utilities–0.68%
UGI Corp., Conv., 5.00%, 06/01/2028(b)	3,600,000	4,657,552
Health Care Equipment–2.28%
Enovis Corp., Conv., 3.88%, 10/15/2028	2,000,000	2,052,000
Insulet Corp., Conv., 0.38%, 09/01/2026	4,500,000	5,715,386
Integer Holdings Corp., Conv., 2.13%, 02/15/2028	2,000,000	2,924,000
iRhythm Technologies, Inc., Conv., 1.50%, 09/01/2029	1,500,000	1,565,250
Tandem Diabetes Care, Inc., Series 2024, Conv., 1.50%, 03/15/2029	1,250,000	1,178,125
Principal Amount		Value
Health Care Equipment–(continued)
TransMedics Group, Inc., Conv., 1.50%, 06/01/2028	$2,000,000	$2,151,100
		15,585,861
Health Care REITs–2.37%
Ventas Realty L.P., Conv., 3.75%, 06/01/2026	3,750,000	4,833,750
Welltower OP LLC, Conv., 3.13%, 07/15/2029(b)	8,675,000	11,385,938
		16,219,688
Health Care Supplies–1.60%
Haemonetics Corp., Conv., 2.50%, 06/01/2029(b)	2,350,000	2,243,075
Lantheus Holdings, Inc., Conv., 2.63%, 12/15/2027	2,770,000	3,916,088
Merit Medical Systems, Inc., Conv., 3.00%, 02/01/2029(b)	3,500,000	4,768,750
		10,927,913
Heavy Electrical Equipment–0.56%
Bloom Energy Corp.,
Conv., 3.00%, 06/01/2028	1,750,000	2,290,750
3.00%, 06/01/2029(b)	1,250,000	1,559,375
		3,850,125
Homebuilding–0.29%
Meritage Homes Corp., Conv., 1.75%, 05/15/2028(b)	2,000,000	1,959,000
Homefurnishing Retail–0.89%
Wayfair, Inc., Conv., 3.50%, 11/15/2028	5,700,000	6,115,004
Hotels, Resorts & Cruise Lines–1.49%
Carnival Corp.,
Conv., 5.75%, 12/01/2027	3,600,000	6,015,600
7.00%, 08/15/2029(b)	4,000,000	4,187,300
		10,202,900
Housewares & Specialties–0.57%
Newell Brands, Inc., 6.38%, 05/15/2030	4,000,000	3,901,328
Industrial Machinery & Supplies & Components–0.35%
Middleby Corp. (The), Conv., 1.00%, 09/01/2025	2,000,000	2,415,400
Industrial REITs–0.84%
Rexford Industrial Realty L.P., Conv., 4.38%, 03/15/2027(b)	5,750,000	5,747,125
Integrated Oil & Gas–0.58%
Occidental Petroleum Corp., 5.88%, 09/01/2025	3,981,000	3,989,700
Interactive Media & Services–2.16%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	3,500,000	3,434,185
Snap, Inc.,
Conv., 0.50%, 05/01/2030(b)	2,300,000	1,907,850
6.88%, 03/01/2033(b)	9,400,000	9,407,796
		14,749,831
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Principal Amount		Value
Internet Services & Infrastructure–3.68%
Akamai Technologies, Inc.,
Conv., 0.38%, 09/01/2027	$7,100,000	$6,938,475
1.13%, 02/15/2029	3,425,000	3,270,875
Cloudflare, Inc., Conv., 0.00%, 08/15/2026(c)	3,250,000	3,268,688
Snowflake, Inc.,
Conv., 0.00%, 10/01/2027(b)(c)	3,250,000	3,770,000
0.00%, 10/01/2029(b)(c)	6,750,000	7,906,781
		25,154,819
Life Sciences Tools & Services–0.64%
Repligen Corp., Conv., 1.00%, 12/15/2028	4,500,000	4,401,000
Marine Transportation–0.62%
NCL Corp. Ltd.,
Conv., 1.13%, 02/15/2027	2,100,000	2,043,300
6.75%, 02/01/2032(b)	2,204,000	2,178,649
		4,221,949
Mortgage REITs–0.31%
Starwood Property Trust, Inc., Conv., 6.75%, 07/15/2027	2,000,000	2,118,416
Movies & Entertainment–2.06%
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	3,000,000	3,652,500
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	7,500,000	10,440,000
		14,092,500
Multi-Utilities–2.46%
CenterPoint Energy, Inc., Conv., 4.25%, 08/15/2026	5,500,000	5,964,750
CMS Energy Corp., Conv., 3.38%, 05/01/2028	2,500,000	2,771,250
WEC Energy Group, Inc.,
Conv., 4.38%, 06/01/2027(b)	1,250,000	1,464,482
4.38%, 06/01/2029(b)	5,500,000	6,595,220
		16,795,702
Oil & Gas Exploration & Production–0.60%
Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029	3,857,000	4,078,970
Oil & Gas Refining & Marketing–0.56%
Sunoco L.P., 7.00%, 05/01/2029(b)	3,750,000	3,839,335
Packaged Foods & Meats–0.64%
Freshpet, Inc., Conv., 3.00%, 04/01/2028	1,000,000	1,416,000
Post Holdings, Inc., Conv., 2.50%, 08/15/2027	2,500,000	2,986,250
		4,402,250
Passenger Airlines–1.69%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	2,700,000	2,644,303
Principal Amount		Value
Passenger Airlines–(continued)
JetBlue Airways Corp.,
Conv., 0.50%, 04/01/2026	$3,000,000	$2,836,500
2.50%, 09/01/2029(b)	3,000,000	3,088,500
Southwest Airlines Co., Conv., 1.25%, 05/01/2025	3,000,000	3,000,000
		11,569,303
Passenger Ground Transportation–2.67%
Uber Technologies, Inc.,
6.25%, 01/15/2028(b)	4,500,000	4,534,798
Series 2028, Conv., 0.88%, 12/01/2028	11,225,000	13,716,950
		18,251,748
Research & Consulting Services–0.59%
Parsons Corp., Conv., 2.63%, 03/01/2029	4,000,000	4,006,000
Restaurants–0.21%
Cheesecake Factory, Inc. (The), Conv., 2.00%, 03/15/2030(b)	1,500,000	1,438,125
Semiconductor Materials & Equipment–0.73%
MKS Instruments, Inc., Conv., 1.25%, 06/01/2030(b)	5,500,000	4,961,000
Semiconductors–1.60%
Impinj, Inc., Conv., 1.13%, 05/15/2027	1,000,000	1,139,000
MACOM Technology Solutions Holdings, Inc., Conv., 0.00%, 12/15/2029(b)(c)	2,200,000	2,010,800
ON Semiconductor Corp., Conv., 0.00%, 05/01/2027(c)	4,050,000	4,292,998
Synaptics, Inc., Conv., 0.75%, 12/01/2031(b)	1,000,000	945,000
Wolfspeed, Inc., Conv., 1.75%, 05/01/2026	4,000,000	2,540,000
		10,927,798
Steel–0.61%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	4,000,000	4,165,785
Systems Software–1.29%
Progress Software Corp., Conv., 3.50%, 03/01/2030	3,000,000	3,165,000
Varonis Systems, Inc., Conv., 1.00%, 09/15/2029(b)	2,500,000	2,304,375
Zscaler, Inc., Conv., 0.13%, 07/01/2025	2,500,000	3,320,000
		8,789,375
Technology Hardware, Storage & Peripherals–2.61%
Seagate HDD Cayman, Conv., 3.50%, 06/01/2028	6,000,000	7,235,250
Super Micro Computer, Inc., Conv., 2.25%, 07/15/2028(b)	4,000,000	4,135,200
Western Digital Corp., Conv., 3.00%, 11/15/2028	5,000,000	6,442,500
		17,812,950
Trading Companies & Distributors–0.48%
Air Lease Corp., Series D, 6.00%(e)(f)	3,318,000	3,246,693
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Principal Amount		Value
Transaction & Payment Processing Services–3.19%
Affirm Holdings, Inc., Conv., 0.75%, 12/15/2029(b)	$2,300,000	$2,037,800
Block, Inc., 6.50%, 05/15/2032(b)	6,300,000	6,371,386
Global Payments, Inc., Conv., 1.50%, 03/01/2031	7,500,000	7,102,500
Shift4 Payments, Inc., Conv., 0.50%, 08/01/2027	6,200,000	6,289,900
		21,801,586
Water Utilities–0.41%
American Water Capital Corp., Conv., 3.63%, 06/15/2026	2,700,000	2,770,200
Total U.S. Dollar Denominated Bonds & Notes (Cost $514,837,714)		533,262,738
Shares
Preferred Stocks–17.77%
Aerospace & Defense–3.55%
Boeing Co. (The), 6.00%, Conv. Pfd.	405,000	24,231,150
Application Software–0.47%
MicroStrategy, Inc., 8.00%, Conv. Pfd.	38,000	3,192,380
Asset Management & Custody Banks–1.32%
Ares Management Corp., 6.75%, Series B, Conv. Pfd.	85,000	4,097,850
KKR & Co., Inc., 6.25%, Series D, Conv. Pfd.	100,000	4,940,000
		9,037,850
Diversified Banks–6.45%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	17,800	21,975,345
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	18,400	22,094,720
		44,070,065
Diversified Financial Services–1.18%
Apollo Global Management, Inc., 6.75%, Conv. Pfd.	110,800	8,098,372
Shares		Value
Electric Utilities–1.81%
NextEra Energy, Inc., 7.30%, Conv. Pfd.	138,000	$6,597,780
PG&E Corp., 6.00%, Series A, Conv. Pfd.	129,300	5,784,882
		12,382,662
Health Care Services–0.17%
BrightSpring Health Services, Inc., 6.75%, Conv. Pfd.(g)	18,000	1,170,000
Industrial Machinery & Supplies & Components–0.50%
Chart Industries, Inc., 6.75%, Series B, Conv. Pfd.	63,000	3,450,510
Semiconductors–0.74%
Microchip Technology, Inc., 7.50%, Conv. Pfd.	100,000	5,033,000
Specialty Chemicals–0.67%
Albemarle Corp., 7.25%, Conv. Pfd.	127,800	4,556,070
Technology Hardware, Storage & Peripherals–0.91%
Hewlett Packard Enterprise Co., 7.63%, Conv. Pfd.	130,000	6,206,200
Total Preferred Stocks (Cost $116,706,581)		121,428,259
Money Market Funds–3.23%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(h)(i)	7,723,010	7,723,010
Invesco Treasury Portfolio, Institutional Class, 4.25%(h)(i)	14,337,305	14,337,305
Total Money Market Funds (Cost $22,060,315)		22,060,315

Options Purchased–0.54%
(Cost $5,445,178)(j)		3,707,638
TOTAL INVESTMENTS IN SECURITIES–99.57% (Cost $659,049,788)		680,458,950
OTHER ASSETS LESS LIABILITIES—0.43%		2,972,302
NET ASSETS–100.00%		$683,431,252
Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
March 31, 2025 was $228,817,250, which represented 33.48% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Non-income producing security.
(h)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,028,319	$27,503,036	$(24,808,345)	$-	$-	$7,723,010	$76,460
Invesco Treasury Portfolio, Institutional Class	9,332,880	51,077,068	(46,072,643)	-	-	14,337,305	140,879
Total	$14,361,199	$78,580,104	$(70,880,988)	$-	$-	$22,060,315	$217,339

(i)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(j)	The table below details options purchased.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Axon Enterprise, Inc.	Call	01/16/2026	140	USD	640.00	USD	8,960,000	$768,600
Booking Holdings Inc.	Call	07/18/2025	15	USD	4,830.00	USD	7,245,000	360,300
Energy Select Sector SPDR Fund	Call	12/19/2025	800	USD	95.00	USD	7,600,000	492,000
Palo Alto Networks, Inc.	Call	08/15/2025	375	USD	190.00	USD	7,125,000	341,250
Royal Caribbean Cruises Ltd.	Call	12/19/2025	250	USD	240.00	USD	6,000,000	461,250
VanEck Semiconductor ETF	Call	12/19/2025	195	USD	245.00	USD	4,777,500	255,938
Total Exchange-Traded Equity Options Purchased								$2,679,338

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Call	07/31/2025	70	USD	5,810.00	USD	40,670,000	$1,028,300

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Booking Holdings Inc.	Call	07/18/2025	6	USD	5,500.00	USD	3,300,000	$(35,400)
Palo Alto Networks, Inc.	Call	08/15/2025	160	USD	225.00	USD	3,600,000	(36,240)
Royal Caribbean Cruises Ltd.	Call	12/19/2025	125	USD	300.00	USD	3,750,000	(72,813)
Total Open Exchanged-Traded Equity Options Written								$(144,453)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Call	07/31/2025	24	USD	6,120.00	USD	14,688,000	$(92,040)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor’s Depositary Receipt
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$533,262,738	$—	$533,262,738
Preferred Stocks	121,428,259	—	—	121,428,259
Money Market Funds	22,060,315	—	—	22,060,315
Options Purchased	3,707,638	—	—	3,707,638
Total Investments in Securities	147,196,212	533,262,738	—	680,458,950
Other Investments - Liabilities*
Options Written	(236,493)	—	—	(236,493)
Total Investments	$146,959,719	$533,262,738	$—	$680,222,457

*	Options written are shown at value.
Invesco Convertible Securities Fund